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[Aetna Letterhead]

                                                 151 Farmington Avenue
                                                 Hartford, CT  06156-8975

December 11, 2000

                                                  KAREN A. PEDDLE
                                                  Paralegal
                                                  AFS Law, TS31
December 11, 2000                                 (860) 273-3894
                                                  Fax: (860) 273-3004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

RE: AETNA LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY ACCOUNT C PROSPECTUS TITLE: OPPORTUNITY PLUS - GROUP VARIABLE MULTIPLE OPTION ANNUITY CONTRACTS FILE NOS.: 33-75962* AND 811-2513
     RULE 497(J) FILING

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement dated December 6, 2000 contained in Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 ("Amendment No. 25") for Variable Annuity Account C of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 25 which was declared effective on December 6, 2000. The text of Amendment No. 25 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-3894.

Very truly yours,

/s/ Karen A. Peddle

Karen A. Peddle






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*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement:
33-75978.